GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Nov. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,728		$ 5,737
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	293		275
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	90		118
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	359		50
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,986		$ 5,294	$ 5,248
Ilva
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		$ 300
Favorable land lease contracts recognised as of acquisition date		76
Ilva | Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		$ 201